Available-for-Sale and Other Securities (Details Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities (Textuals)
Fair Value, Total	$ 133,240,000	$ 181,606,000
Stock issued by Federal Reserve Banks included in other securities	155,400,000	139,000,000
Pledged investment securities to secure public and trust deposits, trading account liabilities, US Treasury demand notes and security repurchase agreements	2,600,000,000
Loans transfered to available-for-sale securities	600,435,000	0	0
Federal Home Loan Bank of Cincinnati [Member]
Investment Securities (Textuals)
Stock issued by the Federal Home Loan Bank included in other securities	165,600,000	165,600,000
Federal Home Loan Bank of Indianapolis [Member]
Investment Securities (Textuals)
Stock issued by the Federal Home Loan Bank included in other securities	0	3,500,000
Automobile Asset Backed securities [Member]
Investment Securities (Textuals)
Fair Value, Total	$ 0	$ 3,000,000